Related Party Transactions - Related Party Transactions With Joint Ventures And Associates (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Assets		€ 317,233	€ 327,390
Liabilities		307,738	318,077
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Assets		0	0
Liabilities	[1]	0	0
Revenue	[2]	52	47	€ 42
Expenses	[3]	2	1	1
Associates [member]
Disclosure of transactions between related parties [line items]
Assets		20	8
Liabilities	[1]	77	110
Revenue	[2]	89	96	49
Expenses	[3]	€ 68	€ 73	€ 33

[1]	Liabilities decreased mainly due to closing of tax positions with a.s.r. in 2025. 2024 balance mainly contained reimbursement rights.
[2]	Income is attributable to fees from services provided for asset management activities, as well as reimbursement for IT, operational, and administrative services provided to insurance joint ventures.
[3]	Expenses are mainly reflecting transitional charges associated with the transaction between Aegon and a.s.r.